REVENUES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Building	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 191,075	$ 354,619	$ 317,220
Future Minimum Revenues [Abstract]
Number of new buildings | Building	2
Capitalized cost	$ 1,100	400
Other Income	$ 4,684	0	0
Maximum [Member]
Future Minimum Revenues [Abstract]
Term of voyage contract	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 170,242	274,217	283,007
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	20,833	$ 80,402	$ 34,213
Future Minimum Revenues [Abstract]
2022	12,495
2023	0
2024	0
Total Future Minimum Revenues	$ 12,495